Derivatives, Hedges, Financial Instruments and Carbon Credits - Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Liabilities - Current and noncurrent accrued and other liabilities:
Embedded derivative	$ 3,308
Recurring [Member]
Assets - Supplies, prepaid items and other:
Total	1,349	$ 2,779
Liabilities - Current and noncurrent accrued and other liabilities:
Embedded derivative	3,308
Total	4,796	5,663
Recurring [Member] | Commodities Contracts [Member]
Assets - Supplies, prepaid items and other:
Commodities contracts	195
Liabilities - Current and noncurrent accrued and other liabilities:
Derivative Financial Instruments, Liabilities	202	2,169
Recurring [Member] | Carbon Credits [Member]
Assets - Supplies, prepaid items and other:
Carbon credits	1,154	2,779
Liabilities - Current and noncurrent accrued and other liabilities:
Contractual obligations - carbon credits	1,154	2,779
Recurring [Member] | Interest Rate Contracts [Member]
Liabilities - Current and noncurrent accrued and other liabilities:
Derivative Financial Instruments, Liabilities	126	671
Recurring [Member] | Foreign Exchange Contracts [Member]
Liabilities - Current and noncurrent accrued and other liabilities:
Derivative Financial Instruments, Liabilities	6	$ 44
Significant Other Observable Inputs (Level 2) [Member] | Recurring [Member]
Assets - Supplies, prepaid items and other:
Total	195
Liabilities - Current and noncurrent accrued and other liabilities:
Embedded derivative	3,308
Total	3,642
Significant Other Observable Inputs (Level 2) [Member] | Recurring [Member] | Commodities Contracts [Member]
Assets - Supplies, prepaid items and other:
Commodities contracts	195
Liabilities - Current and noncurrent accrued and other liabilities:
Derivative Financial Instruments, Liabilities	202
Significant Other Observable Inputs (Level 2) [Member] | Recurring [Member] | Interest Rate Contracts [Member]
Liabilities - Current and noncurrent accrued and other liabilities:
Derivative Financial Instruments, Liabilities	126
Significant Other Observable Inputs (Level 2) [Member] | Recurring [Member] | Foreign Exchange Contracts [Member]
Liabilities - Current and noncurrent accrued and other liabilities:
Derivative Financial Instruments, Liabilities	6
Significant Unobservable Inputs (Level 3) [Member] | Recurring [Member]
Assets - Supplies, prepaid items and other:
Total	1,154
Liabilities - Current and noncurrent accrued and other liabilities:
Total	1,154
Significant Unobservable Inputs (Level 3) [Member] | Recurring [Member] | Carbon Credits [Member]
Assets - Supplies, prepaid items and other:
Carbon credits	1,154
Liabilities - Current and noncurrent accrued and other liabilities:
Contractual obligations - carbon credits	$ 1,154